Taxation - Reconciliation of effective tax rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Taxation
(Loss)/profit before tax	$ (19,638)	$ 10,618	$ (31,241)	$ 4,508		$ (33,699)
Tax calculated at the applicable tax rates	2,360	(1,342)	3,821	(567)		(4,212)
Effect of different tax rates in other countries	(64)	(16)	(52)	(4)		5
Tax effect of expenses not deductible for tax purposes and non-taxable income	350	262	230	262
Tax effect of deductions under special tax regimes	(2,235)	687	(3,353)	13
Unrecognized deferred tax asset resulting from loss carryforward			0			(1,220)
Tax effect of tax losses	(455)	409	(675)	296
Overseas tax in excess of credit claim used during the period	(326)	(209)	(525)	(389)
Income tax expense	$ (370)	$ (209)	$ (554)	$ (389)	$ (18)	$ (7)